Thesis Flexible Fund
Thesis Flexible Fund
Investment Objective
Thesis Flexible Fund (the “Fund”) seeks long-term growth of capital while reducing exposure to general equity market risk.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section titled "Sales Charge Schedule" on page 18 of the Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)		Thesis Flexible Fund Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		5.75%
Maximum deferred sales charge (load) (as a percentage of the lesser of original purchase or redemption proceeds)	[1]	1.00%
Redemption fee if redeemed within 60 days of purchase (as a percentage of amount redeemed)		2.00%
Wire fee		20
Overnight check delivery fee for weekday		15
Overnight check delivery fee for Saturday		20
Retirement account fees (annual maintenance and full redemption requests)		15
[1]	No sales charge applies on investments of $1 million or more, but a contingent deferred sales charge ("CDSC") of 1% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Thesis Flexible Fund Class A
Management fees		2.25%
Distribution (Rule 12b-1) Fee		0.25%
Other expenses (including dividend expenses on short sales, interest expenses and expenses related to special situation investing of 1.02%)		7.09%
Acquired fund fees and expenses		0.01%
Total annual fund operating expenses		9.60%
Fee waiver and/or expense reimbursements	[1]	(5.57%)
Total annual fund operating expenses after fee waiver and/or expense reimbursements	[1][2]	4.03%
[1]	The Fund's advisor has contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that total annual fund operating expenses (excluding interest, taxes, dividend expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), brokerage commissions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses or expenses related to activist or special situation investing) do not exceed 3.00% of average daily net assets of the Fund. This agreement is in effect until June 30, 2013, and it may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid for three years from the date of any such waiver or payment.
[2]	The total annual fund operating expenses and net operating expenses do not correlate to the ratio of expenses to average net assets appearing in the financial highlights table, which reflect only the operating expenses of the Fund and does not include acquired fund fees and expenses.

Example
This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	One Year	Three Years	Five Years	Ten Years
Thesis Flexible Fund Class A	957	2,701	4,288	7,660

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 440% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to pursue its investment objective principally by taking long and short positions in domestic and foreign common equity securities (including emerging market securities), American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), precious metals, and commodities and commodity-related contracts. The Fund buys securities that the portfolio manager believes will go up in price and sells short securities the portfolio manager believes will go down in price. The Fund may invest in securities of companies of any size including small and mid capitalization companies. In addition, the Fund may invest in “special situations” companies that are experiencing management changes, are currently out of favor with the investment community, or are facing other serious challenges.

While the Fund generally purchases securities for investment purposes, it may make strategic investments in companies for the purpose of effecting governance, operational or other fundamental changes. The Fund may seek to influence or control management of a company in which it invests, or invest in other companies that do so, when the Fund’s advisor believes such actions will increase the value of the Fund’s portfolio holdings. Shareholder activism can take any of several forms, including proxy battles, publicity campaigns, and negotiations with management.

The Fund identifies investment opportunities by researching opportunities and taking into account applicable market conditions and other macroeconomic factors.  The investment process involves an analysis of an issuer's "fundamentals" — such as revenues, earnings, cash flows, dividends, and balance sheet information — coupled with an analysis of market action, including both price behavior and trading volume. The allocation between long and short positions is a result of the investment process. The Fund intends that, under normal market conditions, it will hold a higher percentage of its assets in long positions than short positions (i.e., the Fund will be "net long"). To manage its net exposure between long and short positions, the Fund may take long and short positions in instruments that provide exposure to the equity markets, including exchange-traded funds (“ETFs”), options, futures, commodities, other index-based instruments and other instruments.

The Fund’s advisor employs a flexible investment style and seeks to take advantage of opportunities as they arise. Although the Fund’s objective is long-term growth of capital, it frequently buys and sells securities to respond to changes in market, industry, or individual company conditions or outlook, and it may only hold those securities for a short period. As a consequence of the Fund’s investment strategy, the Fund generally has a high rate of portfolio turnover.

When deemed appropriate by the portfolio manager, the Fund may temporarily be positioned as market-neutral or “net short”, as measured by gross long positions minus gross short positions, for short-term investment or defensive purposes. In addition, for short-term investment or defensive purposes the Fund may hold up to 100% of its assets in cash and equivalents, including government obligations in the currency of any developed country (including the U.S. dollar), short-term highly-rated commercial paper, and certificates of deposit issued by a government-insured banking institution. To the extent that the Fund employs a temporary defensive measure, the Fund may not achieve its investment objective.

For more information on the principal investment strategies, please see More About the Fund’s Investment Strategies and Risks later in this prospectus or Investment Strategies and Policies in the Statement of Additional Information (“SAI”).

Principal Risks

Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund:

•         Market Risk of Equity Securities: By investing in stocks, the Fund may expose you to a sudden decline in the share price of a particular portfolio holding or to an overall decline in the stock market. In addition, the Fund’s equity investments may underperform the equity markets as a whole.

•         Short Sales Risk: In connection with establishing a short position in a security, the Fund is subject to the risk that it may not always be able to borrow a security, or to close out a short position at a particular time or at an acceptable price. If the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces the security, the Fund will experience a loss.

•         Small or Mid-Cap Company Risk: Small and mid-sized companies generally have limited track records and their shares tend to trade infrequently or in limited volumes. Additionally, investment in common stocks, particularly small and mid-sized company stocks, can be volatile and cause the value of the Fund’s shares to go up and down, sometimes dramatically.

•         Strategic Investing Risk: In seeking to effect governance, strategic or operational changes in a company, the Fund may acquire large positions in the company’s securities. There is a risk that the Fund’s efforts may not be successful or, even if successful, the Fund’s investment may lose value. In addition, the Fund may incur substantial transaction costs when making strategic investments, including costs associated with litigation, and those transactions may adversely affect or exceed the price of the securities.

•         Management Risk: The Fund’s ability to achieve its investment objective depends on the advisor’s ability to select securities and other assets for investment by the Fund.

•         Portfolio Turnover Risk: The Fund’s turnover rate may exceed 100%. A high turnover rate (100% or more) may lead to higher transaction costs, may result in a greater number of taxable transactions, and may negatively affect the Fund’s performance.

•         ETF Risk: ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses.

•         Foreign Security Risk: The prices of foreign securities may be more volatile than those of U.S. securities because of unfavorable economic conditions, political developments, and changes in the regulatory environment of foreign countries. Many of the risks with respect to foreign investments are more pronounced for investments in developing or emerging market countries. Emerging market countries may have government exchange controls, more volatile interest and currency exchange rates, less market regulation, and less developed securities markets and legal systems. Investments in securities denominated in foreign currencies are subject to currency risk, which means that the value of those securities can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar.

•         Market Concentration: Many foreign stock markets are more concentrated than U.S. stock markets, because a smaller number of companies make up a larger percentage of the market. Therefore, the performance of a single company or group of companies could have a much greater impact on a foreign stock market as a whole than a single company or group of companies would on a U.S. stock market.

•         Commodities Risk: The Fund’s exposure to the commodities markets may subject the Fund to greater volatility than its investments in securities. The value of commodities and commodity-linked instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, and risks affecting a particular industry or commodity.

•         Precious Metals Risk: Investments in precious metals and securities related to precious metals are generally very volatile, and their prices may be affected by government policy; economic, financial, social and political factors; and inflation. In addition, the Fund may incur higher custody and transaction costs for precious metals than for investments in securities.

•         Derivative Investment Risk: The Fund’s use of derivative instruments may involve other risks than those associated with investing directly in the underlying securities. Derivatives involve risks of improper valuation and ambiguous documentation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying security. The use of derivatives may be speculative and may increase the Fund’s losses or reduce opportunities for gain.

For more information on the principal investment strategies, please see More About the Fund’s Investment Strategies and Risks later in this prospectus or Investment Strategies and Policies in the Statement of Additional Information (“SAI”).

Performance
The performance information provided below indicates some of the risks of investing in the Fund by comparing the Fund with the performance of a broad-based market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Sales loads are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown. Effective May 31, 2012, the Fund will charge a sales load.

Annual Total Return For each calendar year at NAV

The year-to-date total return as of March 31, 2012 was 12.78%.

Highest Calendar Qtr Return at NAV (non-annualized):	3.92%	Quarter Ended 12/31/11
Lowest Calendar Qtr Return at NAV (non-annualized):	(16.24)%	Quarter Ended 9/30/11

Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns Thesis Flexible Fund	1 Year		Since Inception		Inception Date
Class A	(19.23%)	[1]	(9.44%)	[1]	Mar. 01, 2010
After Taxes on Distributions	(21.66%)	[1]	(10.94%)	[1]	Mar. 01, 2010
After Taxes on Distributions and Sales	(12.40%)		(8.78%)		Mar. 01, 2010
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	2.11%		8.94%		Mar. 01, 2010
[1]	Returns have been restated to include maximum sales charges.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.